CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Class B Common Stock [Member] - Founder Shares [Member]	May 20, 2020 shares
Earnings Per Share, Basic and Diluted [Abstract]
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000